Note 8 - Leases (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal Year:
	2022	2021
Lease cost:
Amortization of right of use asset	$5,970	$4,746
Interest on lease liabilities	1,048	1,102
Finance lease cost	7,018	5,848
Operating lease cost	19,250	23,736
Total lease cost	$26,268	$29,584
	Fiscal Year:
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$1,048	$1,102
Operating cash flows from operating leases	19,010	23,864
Financing cash flows from finance leases	7,868	6,321
Total	$27,926	$31,287

Right-of-use assets obtained in exchange for new finance lease liabilities	$10,226	$1,740
Right-of-use assets obtained in exchange for new operating lease liabilities	$8,508	$2,009
Weighted-average lease term (years):
Financing leases	4.6	4.5
Operating leases	4.3	3.5
Weighted-average discount rate (percentage):
Financing leases	3.4	4.1
Operating leases	4.2	4.4

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Financing
2023	$14,779	$9,247
2024	8,969	7,725
2025	5,130	4,361
2026	2,912	3,274
2027	2,460	2,216
2028-2032	5,063	3,874
Total minimum payment required	$39,313	$30,697
Less interest	3,186	2,329
Present value of minimum lease payments	36,127	28,368
Amount due within one year	13,594	8,426
Long-term lease obligation	$22,533	$19,942
Years ending March 31:	Operating	Financing
2022	$18,606	$7,665
2023	14,042	7,665
2024	7,118	6,096
2025	3,572	2,713
2026	1,729	1,625
2027-2032	3,151	2,786
Total minimum payment required	$48,218	$28,550
Less interest	3,402	2,540
Present value of minimum lease payments	44,816	26,010
Amount due within one year	17,047	6,778
Long-term lease obligation	$27,769	$19,232